Financial Instruments - Maximum Exposure to Credit Risk (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	₩ 31,708,876	₩ 30,256,184
Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,049,800	6,767,898
Derivative assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	662,573	962,876
Short-term financial instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	491,841	1,212,643
Debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,099,767	516,372
Other securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	696,148	762,177
Other receivables [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,335,169	2,739,523
Trade accounts and notes receivable [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,203,682	10,849,267
Deposit instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,167,658	₩ 6,445,428
Classification of assets as held for sale [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	₩ 2,238